Selected Account Information (Tables)	3 Months Ended
Mar. 31, 2022
Quarterly Financial Information Disclosure [Abstract]
Schedules of receivables
	March 31, 2022	December 31, 2021
Trade accounts receivable	$3,235,644	$2,691,702
Vendor rebates receivable	12,194	126,118
Credit card payments in process of settlement	—	116,187
Retainage	1,029,976	803,989
Total receivables	4,277,814	3,737,996
Allowance for doubtful accounts	(359,000)	(359,000)
Accounts receivable, net	$3,918,814	$3,378,996

Schedules of inventories
	March 31, 2022	December 31, 2021
Appliances	$2,554,539	$2,206,336
Automotive	1,824,260	2,064,834
Construction	1,814,543	1,543,980
Total inventories	6,193,342	5,815,150
Less reserve for obsolescence	(387,848)	(387,848)
Total inventories, net	$5,805,494	$5,427,302

Schedules of accounts payable and accrued expenses
	March 31, 2022	December 31, 2021
Trade accounts payable	$3,810,165	$3,117,825
Credit cards payable	80,536	52,300
Accrued payroll liabilities	397,717	263,590
Accrued interest	853,402	711,258
Accrued dividends	384,977	242,160
Other accrued liabilities	384,779	431,539
Total accounts payable and accrued expenses	$5,911,576	$4,818,672